CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 416,718	$ 482,449	$ 505,686
Administrative fee revenue from affiliate companies	0	16,991	28,393
Time charter, voyage and logistics business expenses	(166,589)	(177,216)	(205,787)
Direct vessel expenses	(104,755)	(101,467)	(96,261)
General and administrative expenses incurred on behalf of affiliate companies	0	(16,991)	(28,393)
General and administrative expenses	(33,702)	(36,194)	(26,640)
Depreciation and amortization	(71,015)	(81,723)	(99,779)
Allowance for credit losses	(541)	(999)	(575)
Interest income	257	10,662	8,748
Interest expense and finance cost	(136,559)	(133,479)	(137,916)
Impairment loss/ loss on sale of vessels, net	(88,367)	(156,106)	(200,657)
Gain on bond and debt extinguishment, net	7,047	47,430	6,464
Gain on sale of assets	0	0	28
Gain on sale of business	0	9,802	0
(Loss on loss of control)/Bargain gain upon obtaining control	0	(61,741)	58,313
Other income	6,303	44,750	14,500
Other expense	(8,007)	(15,842)	(13,290)
Impairment of loan receivable from affiliate company	(6,050)	0	0
Loss before equity in net losses of affiliate companies	(185,260)	(169,674)	(187,166)
Equity in net losses of affiliate companies	(1,293)	(9,185)	(80,205)
Loss before taxes	(186,553)	(178,859)	(267,371)
Income tax (expense)/benefit	(2,052)	(1,475)	1,108
Net loss from continuing operations	(188,605)	(180,334)	(266,263)
Net (loss)/income from discontinued operations	0	(4,118)	752
Net loss	(188,605)	(184,452)	(265,511)
Less: Net income attributable to the noncontrolling interest	(4,356)	(7,658)	(3,207)
Net loss attributable to Navios Holdings common stockholders	(192,961)	(192,110)	(268,718)
Loss attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	(197,939)	(149,490)	(279,711)
(Loss)/Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	0	(4,118)	752
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (197,939)	$ (153,608)	$ (278,959)
Basic and diluted loss per share attributable to Navios Holdings common stockholders from continuing operations	$ (15.35)	$ (12.1)	$ (23.39)
Basic and diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from discontinued operations	0	(0.33)	0.06
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (15.35)	$ (12.43)	$ (23.33)
Weighted average number of shares, basic and diluted	12,896,568	12,356,024	11,958,959
Other comprehensive income/(loss)
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Total other comprehensive income	0	0	0
Total comprehensive loss	(188,605)	(184,452)	(265,511)
Comprehensive income attributable to noncontrolling interest	(4,356)	(7,658)	(3,207)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (192,961)	$ (192,110)	$ (268,718)